Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ (13,369,749)	$ 4,282,368	$ 3,155,321
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for inventory impairment	104,565
Depreciation	16,736	7,949	6,880
Amortization of right-of-use assets		74,119
Share-based compensation	14,236,000
Changes in operating assets and liabilities:
Accounts receivable, net	10,479,551	(10,491,664)
Prepayments, other receivables and other assets	(2,844,433)	227,252	2,485,935
Inventories, net	(10,913,448)	1,908,309	(1,865,112)
Right-of-use assets	104,797	(197,565)
Deferred taxes	(19,704)	(2,176)	(603)
Accounts payable	209
Other payables and accrued liabilities	88,013	(374,684)	419,003
Taxes payable	(2,585,204)	914,775	673,214
Lease liabilities – current	(108,102)	108,465
Lease liabilities – non current	(266)	18,700
Net Cash Provided by (Used in) Operating Activities	(4,811,035)	(3,524,152)	4,874,638
Cash Flows from Investing Activities:
Purchases of property, plant and equipment		(18,597)	(3,784)
Net Cash (Used in) Investing Activities		(18,597)	(3,784)
Cash Flows from Financing Activities:
(Repayment)/Advances to/from a director			(992,228)
Proceeds from IPO	4,856,352
Payments for deferred offering costs	(272,338)	(299,324)	(554,022)
Net Cash Provided by (Used in) Financing Activities	4,584,014	(299,324)	(1,546,250)
Effect of Exchange Rate Changes on Cash and Equivalents	(31,061)	(20,182)	21,673
Net Increase (Decrease) in Cash and Equivalents	(258,082)	(3,862,255)	3,346,277
Cash and Equivalents, – Beginning of Year	443,322	4,305,577	959,300
Cash and Equivalents – End of Year	$ 185,240	$ 443,322	$ 4,305,577